                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-6698

                       SCUDDER EQUITY 500 INDEX PORTFOLIO
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       06/30/2005

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder S&P 500 Index Fund

Semiannual Report to Shareholders

June 30, 2005

Contents

Click Here Performance Summary

Click Here Information About Your Fund's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Summary

Scudder S&P 500 Index Fund

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Scudder Equity 500 Index Portfolio

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. While the fund seeks to closely track the characteristics and performance of the S&P 500 index, important differences between the two exist. The index is not available for direct investment, and there are no fees or expenses associated with the index's performance. As with most other mutual funds, this Scudder fund has fees and expenses.

The S&P 500 Index and the fund include stocks from many industries. Index and fund composition change periodically as companies are added or dropped, and prices of stocks in the index fluctuate. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary June 30, 2005

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 4.50%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns may differ by share class.

Returns shown for Class A, B and C shares prior to their inception on February 15, 2005 are derived from the historical performance of Class S shares of the Scudder S&P 500 Index Fund with an inception date of August 29, 1997 and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

Average Annual Total Returns (Unadjusted for Sales Charge) as of 6/30/05
Scudder S&P 500 Index Fund	6-Month*	1-Year	3-Year	5-Year	Life of Fund*
Class A	-1.06%	5.72%	7.65%	-2.97%	4.58%
Class B	-1.39%	4.97%	6.86%	-3.69%	3.79%
Class C	-1.44%	4.91%	6.84%	-3.70%	3.79%
S&P 500 Index+	-.81%	6.32%	8.28%	-2.37%	5.23%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on August 29, 1997 with Class S shares. Index returns begin August 31, 1997.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 6/30/05	$ 15.80	$ 15.77	$ 15.76
2/15/05 (commencement of operations of Class A, B and C shares)	$ 15.96	$ 15.96	$ 15.96
Distribution Information: 2/15/05 through 6/30/05:	$ .09	$ .09	$ .09

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder S&P 500 Index Fund — Class A [] S&P 500 Index+

Yearly periods ended June 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

Comparative Results (Adjusted for Maximum Sales Charge) as of 6/30/05
Scudder S&P 500 Index Fund		1-Year	3-Year	5-Year	Life of Fund*
Class A	Growth of $10,000	$10,096	$11,914	$8,213	$13,565
	Average annual total return	.96%	6.01%	-3.86%	3.97%
Class B	Growth of $10,000	$10,197	$12,003	$8,205	$13,390
	Average annual total return	1.97%	6.27%	-3.88%	3.79%
Class C	Growth of $10,000	$10,491	$12,196	$8,282	$13,383
	Average annual total return	4.91%	6.84%	-3.70%	3.79%
S&P 500 Index+	Growth of $10,000	$10,632	$12,696	$8,868	$14,912
	Average annual total return	6.32%	8.28%	-2.37%	5.23%

The growth of $10,000 is cumulative.

* The Fund commenced operations on August 29,1997 with Class S shares. Index returns begin August 31, 1997.

+ The Standard & Poor's 500 Index (S&P 500) is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. "Standard & Poor's," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund's investment advisor. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Classes AARP and S

Class AARP has been created especially for members of AARP. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the Fund's most recent month-end performance.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class AARP for periods prior to its inception on September 11, 2000, are derived from historical performance of Class S shares of the Scudder S&P 500 Index Fund with an inception date of August 29, 1997 and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 6/30/05
Scudder S&P 500 Index Fund	6-Month*	1-Year	3-Year	5-Year	Life of Fund*
Class S	-.98%	5.91%	7.86%	-2.78%	4.79%
Class AARP	-.98%	5.91%	7.86%	-2.78%	4.79%
S&P 500 Index+	-.81%	6.32%	8.28%	-2.37%	5.23%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on August 29, 1997 with Class S shares. Index comparisons begin August 31, 1997.

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 6/30/05	$ 15.81	$ 15.81
12/31/04	$ 16.07	$ 16.07
Distribution Information: Six Months: Income Dividends as of 6/30/05	$ .10	$ .10

Class S Lipper Rankings — S&P 500 Index Objective Funds Category as of 6/30/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	71	of	169	42
3-Year	58	of	151	38
5-Year	55	of	123	43

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] Scudder S&P 500 Index Fund — Class S [] S&P 500 Index+

Yearly periods ended June 30
Comparative Results as of 6/30/05
Scudder S&P 500 Index Fund		1-Year	3-Year	5-Year	Life of Fund*
Class S	Growth of $10,000	$10,591	$12,548	$8,685	$14,428
	Average annual total return	5.91%	7.86%	-2.78%	4.79%
Class AARP	Growth of $10,000	$10,591	$12,548	$8,685	$14,428
	Average annual total return	5.91%	7.86%	-2.78%	4.79%
S&P 500 Index+	Growth of $10,000	$10,632	$12,696	$8,868	$14,912
	Average annual total return	6.32%	8.28%	-2.37%	5.23%

The growth of $10,000 is cumulative.

* The Fund commenced operations on August 29, 1997 with Class S shares. Index comparisons begin August 31, 1997.

+ The Standard & Poor's 500 (S&P 500) Index is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. "Standard & Poor's," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund's investment advisor. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class A, B and C shares; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended June 30, 2005.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2005
Actual Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 1/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/05	$ 995.90	$ 993.90	$ 993.30	$ 990.20	$ 990.20
Expenses Paid per $1,000*	$ 2.38	$ 5.08	$ 5.08	$ 2.07	$ 2.07
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 1/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/05	$ 1,015.70	$ 1,012.98	$ 1,012.98	$ 1,022.71	$ 1,022.71
Expenses Paid per $1,000*	$ 2.41	$ 5.13	$ 5.13	$ 2.11	$ 2.11

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365. For Class A, B and C shares the average account value over the period was multiplied by the number of days since commencement (February 15, 2005), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class AARP	Class S
Scudder S&P 500 Index Fund	.66%	1.41%	1.41%	.42%	.42%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

In the following interview, a team of portfolio managers from Northern Trust Investments, the fund's subadvisor, discusses the economic and market environment and Scudder S&P 500 Index Fund's performance for the six-month period ended June 30, 2005.

Q:  How would you describe the economic and market environment over the last six months?

A:  During the first six months of 2005, the US stock market exhibited considerable volatility, as investors reacted to somewhat contradictory economic news. At the end of June, the S&P 500 Index1 was quite close to its level at the beginning of the year; total return of the index for the six-month period was -0.81%. For the six-month period, large-cap stocks (as measured by the Russell 1000 Index, which had a return of 0.11%) outperformed small-cap stocks (as measured by the Russell 2000 Index, which had a return of -1.25%).2 Among both large-cap and small-cap stocks, as measured by the relevant Russell indexes, value-oriented stocks performed better than growth stocks.3

1 The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

2 The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution (5/31/05), the average market capitalization was approximately $12.1 billion; the median market capitalization was approximately $4.0 billion. The smallest company in the index had an approximate market capitalization of $1.6 billion. The Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2000 smallest companies of the Russell 3000 Index, an index that measures the performance of the 3000 largest US companies based on total market capitalization.

3 The Russell 1000 and 2000 Growth indices measure the performance of companies in the underlying indexes with higher price-to-book ratios and higher forecasted growth rates. The Russell 1000 and 2000 Value indices measure the performance of companies in the underlying indices with lower price-to-book ratios and lower forecasted growth rates.

Index returns assume reinvestment of all dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

In the early months of 2005, the market rally experienced at the end of 2004 ended, as economic trends appeared less encouraging. Concern mounted about whether rising energy prices would spark more-generalized inflation, with its negative effects on consumer spending and business investment. These factors created considerable uncertainty about future trends in economic growth and corporate earnings, pushing the market lower in March and April.

The economic news was generally good during the spring, with strong gross domestic product (GDP) reported for the fourth quarter of 2004 and the first quarter of 2005, and record corporate profits.4 Employment numbers remained solid, consumer spending continued strong, and there was increasing evidence of rising business investment in information technology and capital items such as plants and equipment. The market rallied again in May, responding to record corporate profits, improving consumer sentiment, and an upward revision in reported economic growth for the first quarter of 2005. In June, the market was volatile, with no real direction, as positive trends in consumer confidence and employment were balanced by negative trends in capital goods orders and rising prices of oil and other key commodities.

4 Gross domestic product is the total market value of all final goods and services produced in a country in a given year.

Expressing concern about inflation, the Federal Reserve Board (the Fed) has been raising short-term rates steadily since June 2004. The federal funds rate was increased four times during the six-month period by a total of 100 basis points, or 1%, bringing the rate to 3.25% as of June 30, 2005. Market participants expected the rate hikes but did not welcome comments from the Fed that rate increases will continue at a "measured" pace. Despite the increases in short-term rates, interest rates remain low in a historical context, and long-term rates, as measured by the yield on 10-year US Treasury notes, are lower than they were a year ago.

Questions about the extent of the Fed's interest rate tightening cycle and its effect on market rates and inflation continued to cause nervousness among investors. At midyear, US economic news remains somewhat confusing, and geopolitical issues create further uncertainty for markets.

Q:  How did the fund perform during this period?

A:  The fund's Class A shares returned -1.06%. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 3 through 6 for performance of other share classes and for more complete performance information.) Since the fund's investment strategy is to replicate, as closely as possible, before the deduction of expenses, the performance of the S&P 500 Index, the fund's return is normally close to the return of the index.

Q:  Which sectors and stocks within the S&P 500 Index had the best and worst performance?

A:  For the six months ended June 30, 2005, six of the 10 industry sectors within the S&P 500 Index had negative returns and four sectors had positive returns. Driven by rising oil prices, energy was the strongest sector by far, with a return of 19.89%, followed by utilities, which had a return of 15.24%. Health care had a return of 3.51%, and consumer staples was slightly positive, with a return of 0.03%. The weakest sector was materials, with a return of -7.49%. Other negative sectors were consumer discretionary (-6.54%), information technology (-5.74%), industrials (-4.83%), telecommunications (-4.49%) and financials (-2.33%).

Q:  What changes have been made in the S&P 500 Index in recent months?

A:  Over the six-month period, six companies were deleted from the index and six were added. Among these dozen companies, beer brewer Adolph Coors Company was deleted, replaced by Molson Coors Brewing Co., as Coors and Molson merged. Retailer Sears, Roebuck & Co. was replaced by Sears Holdings Corp., following the merger between Sears and Kmart Holding Corporation. Other deletions were VERITAS Software Corp., which was acquired by computer security solutions provider Symantec Corp., Great Lakes Chemical, which merged with Crompton Corporation, and Power-One, Inc., a maker of electrical converters. Additions included oilfield supplier  National-Oilwell Varco, Inc. and home builder D. R. Horton.

Q:  Do you have other comments for shareholders?

A:  We believe that holding an index fund such as this one is advantageous for many investors because it offers broad exposure to the equity market at a relatively low cost.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary June 30, 2005

Asset Allocation	6/30/05	12/31/04

Common Stocks	99%	99%
Cash Equivalents	1%	1%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/05	12/31/04

Financials	20%	21%
Information Technology	15%	16%
Health Care	13%	13%
Consumer Discretionary	12%	12%
Industrials	11%	12%
Consumer Staples	10%	10%
Energy	9%	7%
Utilities	4%	3%
Telecommunication Services	3%	3%
Materials	3%	3%
	100%	100%

Asset allocation and sector diversification are subject to change.

Ten Largest Equity Holdings at June 30, 2005 (20.9% of Net Assets)
1. General Electric Co. Industrial conglomerate	3.3%
2. ExxonMobil Corp. Explorer and producer of oil and gas	3.3%
3. Microsoft Corp. Developer of computer software	2.3%
4. Citigroup, Inc. Provider of diversified financial services	2.2%
5. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self-medications	1.9%
6. Johnson & Johnson Provider of health care products	1.8%
7. Bank of America Corp. Provider of commercial banking services	1.7%
8. Wal-Mart Stores, Inc. Operator of discount stores	1.5%
9. Intel Corp. Designer, manufacturer and seller of computer components and related products	1.5%
10. American International Group, Inc. Provider of insurance services	1.4%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 32. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2005 (Unaudited)
Assets
Investment in the Scudder Equity 500 Index Portfolio, at value	$ 741,433,036
Receivable for Fund shares sold	636,379
Other assets	62,505
Total assets	742,131,920
Liabilities
Payable for Fund shares redeemed	1,911,467
Accrued expenses and payables	663,944
Total liabilities	2,575,411
Net assets, at value	$ 739,556,509
Net Assets
Net assets consist of: Undistributed net investment income	587,862
Net unrealized appreciation (depreciation) on: Investment securities	(21,855,742)
Futures	(82,265)
Accumulated net realized gain (loss)	(330,408,777)
Paid-in capital	1,091,315,431
Net assets, at value	$ 739,556,509

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2005 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($67,124,356 ÷ 4,249,241 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$ 15.80
Maximum offering price per share (100 ÷ 95.5 of $15.80)	$ 16.54
Class B Net Asset Value, offering and redemption price(a) per share ($3,454,010 ÷ 219,082 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 15.77
Class C Net Asset Value, offering and redemption price(a) per share ($3,320,695 ÷ 210,694 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 15.76
Class AARP Net Asset Value, offering and redemption price(a) per share ($364,662,973 ÷ 23,068,587 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 15.81
Class S Net Asset Value, offering and redemption price(a) per share ($300,994,475 ÷ 19,043,180 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 15.81

(a) Redemption price per share for shareholders held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2005 (Unaudited)
Investment Income
Income and expenses allocated from the Scudder Equity 500 Index Portfolio: Dividends	6,388,666
Interest	76,453
Expenses*	(175,084)
Total Income	6,290,035
Expenses: Administrative service fee	351,179
Shareholder servicing fee	827,878
Distribution service fees	47,057
Auditing	16,844
Legal	5,170
Reports to shareholders	66,827
Registration fees	17,418
Trustees' fees and expenses	8,036
Custodian fee	1,331
Other	16,900
Total expenses, before expense reductions	1,358,640
Expense reductions	(17,206)
Total expenses, after expense reductions	1,341,434
Net investment income (loss)	4,948,601
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(4,001,307)
Net unrealized appreciation (depreciation) during the period on investments	(5,117,836)
Net gain (loss) on investment transactions	(9,119,143)
Net increase (decrease) in net assets resulting from operations	$ (4,170,542)

* For the six months ended June 30, 2005, the Scudder Equity 500 Index Portfolio reimbursed fees in the amount of $115,170, which was allocated to the feeder funds on a pro-rated basis.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Operations: Net investment income (loss)	$ 4,948,601	$ 10,968,694
Net realized gain (loss) on investment transactions	(4,001,307)	(18,303,338)
Net unrealized appreciation (depreciation) during the period on investment transactions	(5,117,836)	75,109,871
Net increase (decrease) in net assets resulting from operations	(4,170,542)	67,775,227
Distributions to shareholders from: Net investment income: Class A	(184,876)	—
Class B	(3,989)	—
Class C	(2,694)	—
Class AARP	(2,393,606)	(6,015,028)
Class S	(1,940,697)	(4,870,874)
Fund share transactions: Proceeds from shares sold	119,715,265	122,412,370
Reinvestment of distributions	4,340,427	10,433,014
Cost of shares redeemed	(83,694,819)	(184,182,805)
Redemption fees	5,326	—
Net increase (decrease) in net assets from Fund share transactions	40,366,199	(51,337,421)
Increase (decrease) in net assets	31,669,795	5,551,904
Net assets at beginning of period	707,886,714	702,334,810
Net assets at end of period (including undistributed net investment income of $587,862 and $165,123, respectively)	$ 739,556,509	$ 707,886,714

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 15.96
Income (loss) from investment operations: Net investment income (loss)[b]	.07
Net realized and unrealized gain (loss) on investment transactions	(.14)
Total from investment operations	(.07)
Less distributions from: Net investment income	(.09)
Redemption fee	.00***
Net asset value, end of period	$ 15.80
Total Return (%)[c,d]	(.41)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	67
Ratio of expenses before expense reductions, including expenses allocated from Scudder Equity 500 Index Portfolio (%)	.77*
Ratio of expenses after expense reductions, including expenses allocated from Scudder Equity 500 Index Portfolio (%)	.66*
Ratio of net investment income (%)	1.33*

[a] For the period February 15, 2005 (commencement of operations of Class A shares) to June 30, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charges.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class B
2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 15.96
Income (loss) from investment operations: Net investment income (loss)[b]	.03
Net realized and unrealized gain (loss) on investment transactions	(.13)
Total from investment operations	(.10)
Less distributions from: Net investment income	(.09)
Redemption fee	.00***
Net asset value, end of period	$ 15.77
Total Return (%)[c,d]	(.61)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3
Ratio of expenses before expense reductions, including expenses allocated from Scudder Equity 500 Index Portfolio (%)	1.68*
Ratio of expenses after expense reductions, including expenses allocated from Scudder Equity 500 Index Portfolio (%)	1.41*
Ratio of net investment income (%)	.55*

[a] For the period February 15, 2005 (commencement of operations of Class B shares) to June 30, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charges.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C
2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 15.96
Income (loss) from investment operations: Net investment income (loss)[b]	.03
Net realized and unrealized gain (loss) on investment transactions	(.14)
Total from investment operations	(.11)
Less distributions from: Net investment income	(.09)
Redemption fee	.00***
Net asset value, end of period	$ 15.76
Total Return (%)[c,d]	(.67)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3
Ratio of expenses before expense reductions, including expenses allocated from Scudder Equity 500 Index Portfolio (%)	1.55*
Ratio of expenses after expense reductions, including expenses allocated from Scudder Equity 500 Index Portfolio (%)	1.41*
Ratio of net investment income (%)	.56*

[a] For the period February 15, 2005 (commencement of operations of Class C shares) to June 30, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charges.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class AARP
Years Ended December 31,	2005[a]	2004	2003	2002	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 16.07	$ 14.79	$ 11.71	$ 15.28	$ 17.60	$ 19.95
Income (loss) from investment operations: Net investment income (loss)[c]	.11	.24	.18	.16	.15	.05
Net realized and unrealized gain (loss) on investment transactions	(.27)	1.28	3.08	(3.56)	(2.32)	(2.33)
Total from investment operations	(.16)	1.52	3.26	(3.40)	(2.17)	(2.28)
Less distributions from: Net investment income	(.10)	(.24)	(.18)	(.17)	(.15)	(.07)
Redemption fee	.00***	—	—	—	—	—
Net asset value, end of period	$ 15.81	$ 16.07	$ 14.79	$ 11.71	$ 15.28	$ 17.60
Total Return (%)	(.98)e**	10.37[e]	28.04	(22.33)	(12.32)	(11.47)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	365	394	384	312	471	652
Ratio of expenses, including expenses allocated from Scudder Equity 500 Index Portfolio (%)	.42*	.44	.40	.40	.40	.39d*
Ratio of net investment income (loss) (%)	1.41*	1.58	1.39	1.21	.95	.86*

[a] For the six months ended June 30, 2005 (Unaudited).

[b] For the period from September 11, 2000 (commencement of operations of Class AARP shares) to December 31, 2000.

[c] Based on average shares outstanding during the period.

[d] The ratio of operating expenses includes a one-time reduction in reorganization expenses in fiscal 2000. The ratio without this reduction is .40%.

[e] Total return would have been lower had certain expenses not been reduced.

* Annualized ** Not annualized *** Amount is less than $.005.

Class S
Years Ended December 31,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 16.07	$ 14.79	$ 11.71	$ 15.28	$ 17.60	$ 19.60
Income (loss) from investment operations: Net investment income (loss)[b]	.11	.24	.18	.16	.15	.16
Net realized and unrealized gain (loss) on investment transactions	(.27)	1.28	3.08	(3.56)	(2.32)	(2.01)
Total from investment operations	(.16)	1.52	3.26	(3.40)	(2.17)	(1.85)
Less distributions from: Net investment income	(.10)	(.24)	(.18)	(.17)	(.15)	(.15)
Redemption fee	.00***	—	—	—	—	—
Net asset value, end of period	$ 15.81	$ 16.07	$ 14.79	$ 11.71	$ 15.28	$ 17.60
Total Return (%)	(.98)c**	10.37[c]	28.04	(22.33)	(12.32)	(9.50)[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	301	314	318	237	390	368
Ratio of expenses before expense reductions, including expenses allocated from Scudder Equity 500 Index Portfolio (%)	.42*	.45	.40	.40	.40	.51[d]
Ratio of expenses after expense reductions, including expenses allocated from Scudder Equity 500 Index Portfolio (%)	.42*	.45	.40	.40	.40	.40[d]
Ratio of net investment income (%)	1.41*	1.57	1.39	1.22	.95	.84

[a] For the six months ended June 30, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] The ratios of operating expenses excluding costs incurred with a fund complex reorganization before and after expense reductions were .52% and .40%, respectively.

* Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

Scudder S&P 500 Index Fund

A. Significant Accounting Policies

Scudder S&P 500 Index Fund (the "Fund") is a diversified series of the Investment Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Scudder Equity 500 Index Portfolio (the "Portfolio"), a diversified open-end management investment company advised by Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"). Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Prospectus and Statement of Additional Information. On June 30, 2005, the Fund owned approximately 23% of the Portfolio.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Shares of Class AARP are designed for members of AARP. Class AARP and S shares are not subject to initial or contingent deferred sales charges. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information).

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution services fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in the report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2004, the Fund had a net tax basis capital loss carryforward of approximately $325,837,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2006 ($3,502,000), December 31, 2007 ($51,000), December 31, 2009 ($159,908,000), December 31, 2010 ($113,678,000), December 31, 2011 ($27,128,000) and December 31, 2012 ($21,570,000), the respective expiration dates, whichever occurs first, which may be subject to certain limitations under Sections 382-383 of the Internal Revenue Code.

In addition, from November 1, 2004 through December 31, 2004, the Fund incurred approximately $527,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2005.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. Effective February 1, 2005, the Fund imposes a redemption fee of 2% of the total redemption amount on the Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio's income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a Fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. DeAM, Inc. is the Advisor for the Portfolio and is a wholly owned subsidiary of Deutsche Bank AG.

Administrative Services Agreement. The Fund also has an Administrative Services Agreement with the Advisor, under which the Advisor provides shareholder and administrative services to the Fund. The Advisor receives a fee (the "Administrative Services Fee") of 0.10% of the Fund's average daily net assets, accrued daily and paid monthly. Accordingly, for the six months ended June 30, 2005, the amount charged to the Fund aggregated $351,179, of which $62,046 is unpaid.

Effective October 1, 2003 through April 30, 2006 (Class A, B and C shares commenced operations on February 15, 2005 through April 30, 2006), the Advisor has contractually agreed to waive all or a portion of its management fee and/or Administrative Fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of Class AARP and S shares at 0.50% and Class A, B and C at 0.66%, 1.41% and 1.41%, respectively,(excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, trustee and trustee counsel fees and organizational and offering expenses).

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the Fund's transfer, dividend-paying agent and shareholder service agent for Class A, B and C shares of the Fund. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, dividend-paying agent and shareholder service agent for Class AARP and S shares of the Fund. Pursuant to a sub-transfer agency agreement among SISC, SSC and DST Systems, Inc. ("DST"), SISC and SSC have delegated certain transfer agent and dividend paying agent functions to DST. SISC and SSC compensate DST out of the shareholder servicing fee they receive from the Fund. For the six months ended June 30, 2005, the amounts charged to the Fund by SISC and SSC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2005
Class A	$ 42,630	$ 14,455	$ 27,420
Class B	3,291	1,849	1,326
Class C	2,122	894	1,187
Class AARP	397,246	—	210,067
Class S	319,442	—	174,391
	$ 764,731	$ 17,198	$ 414,391

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended June 30, 2005, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at June 30, 2005
Class B	$ 5,205	$ 2,075
Class C	4,510	1,901
	$ 9,715	$ 3,976

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2005, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2005	Annualized Effective Rate
Class A	$ 34,104	$ 16,130.25%
Class B	1,735	723.25%
Class C	1,503	637.25%
	$ 37,342	$ 17,490

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fund. Underwriting commissions paid to SDI in connection with the distribution of Class A shares for the six months ended June 30, 2005 aggregated $1,632. There were no underwriting commissions paid in connection with the distribution of Class C shares during the six months ended June 30, 2005.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended June 30, 2005, the CDSC for Class B and C shares aggregated $896 and $1,035, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2005, SDI received $21,003.

Typesetting and Filing Service Fees. Under an agreement with Deutsche Investment Management Americas Inc. ("DeIM"), an indirect, wholly owned subsidiary of Deutsche Bank AG, DeIM is compensated for providing typesetting and regulatory filing services to the Fund. For the six months ended June 30, 2005, the amount charged to the Fund by DeIM included in the reports to shareholders aggregated $31,200, of which $10,800 is unpaid at June 30, 2005.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliate, AARP Services, Inc., monitors and oversees the AARP Investment Program from Scudder Investments, but does not act as an investment advisor or recommend specific mutual funds. DeIM has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by DeIM. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6 billion of net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

C. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Class A*	4,863,064	$ 74,102,221	—	$ —
Class B*	232,233	3,545,121	—	—
Class C*	237,959	3,634,205	—	—
Class AARP	752,102	11,834,528	2,389,540	36,025,741
Class S	1,690,389	26,599,190	5,732,114	86,386,629
		$ 119,715,265		$ 122,412,370
Shares issued to shareholders in reinvestment of distributions
Class A*	11,616	$ 184,871	—	$ —
Class B*	252	3,977	—	—
Class C*	169	2,690	—	—
Class AARP	143,487	2,256,708	372,676	5,675,883
Class S	120,283	1,892,181	312,510	4,757,131
		$ 4,340,427		$ 10,433,014
Shares redeemed
Class A*	(625,439)	$ (9,867,174)	—	$ —
Class B*	(13,403)	(210,680)	—	—
Class C*	(27,434)	(423,039)	—	—
Class AARP	(2,338,527)	(36,830,937)	(4,217,691)	(63,537,620)
Class S	(2,310,381)	(36,362,989)	(8,021,423)	(120,645,185)
		$ (83,694,819)		$ (184,182,805)
Redemption fees		$ 5,326		$ —
Net increase (decrease)
Class A*	4,249,241	$ 64,419,918	—	$ —
Class B*	219,082	3,338,418	—	—
Class C*	210,694	3,213,856	—	—
Class AARP	(1,442,938)	(22,735,958)	(1,455,475)	(21,835,996)
Class S	(499,709)	(7,870,035)	(1,976,799)	(29,501,425)
		$ 40,366,199		$ (51,337,421)

* For the period February 15, 2005 (commencement of operations for Class A, B and C shares) to June 30, 2005.

D. Expense Reductions

In addition, the Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the year ended June 30, 2005, the custodian fee was reduced by $8 for custodian credits earned.

E. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

(The following financial statements of the Scudder Equity 500 Index Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2005 (Unaudited)

	Shares	Value ($)

Common Stocks 98.8%
Consumer Discretionary 11.3%
Auto Components 0.2%
Cooper Tire & Rubber Co.	21,802	404,863
Dana Corp.	43,481	652,650
Delphi Corp.	162,146	753,979
Goodyear Tire & Rubber Co.*	50,696	755,370
Johnson Controls, Inc.	54,964	3,096,122
Visteon Corp.	36,431	219,679
		5,882,663
Automobiles 0.5%
Ford Motor Co.	544,885	5,579,622
General Motors Corp.	176,171	5,989,814
Harley-Davidson, Inc.	85,851	4,258,210
		15,827,646
Distributors 0.1%
Genuine Parts Co.	50,478	2,074,141
Diversified Consumer Services 0.2%
Apollo Group, Inc. "A"*	50,483	3,948,780
H&R Block, Inc.	47,591	2,776,935
		6,725,715
Hotels Restaurants & Leisure 1.5%
Carnival Corp.	156,297	8,526,001
Darden Restaurants, Inc.	45,480	1,499,931
Harrah's Entertainment, Inc.	53,418	3,849,835
Hilton Hotels Corp.	111,539	2,660,205
International Game Technology	100,964	2,842,137
Marriott International, Inc. "A"	64,032	4,368,263
McDonald's Corp.	374,256	10,385,604
Starbucks Corp.*	123,354	6,372,468
Starwood Hotels & Resorts Worldwide, Inc. (REIT)	59,312	3,473,904
Wendy's International, Inc.	33,280	1,585,792
YUM! Brands, Inc.	84,491	4,400,291
		49,964,431
Household Durables 0.6%
Black & Decker Corp.	23,352	2,098,177
Centex Corp.	35,604	2,516,135
Fortune Brands, Inc.	41,654	3,698,875
KB Home	29,072	2,216,158
Leggett & Platt, Inc.	55,166	1,466,312
Maytag Corp.	28,539	446,921
Newell Rubbermaid, Inc.	79,650	1,898,856
Pulte Homes, Inc.	36,578	3,081,696
Snap-on, Inc.	16,732	573,908
The Stanley Works	23,753	1,081,712
Whirlpool Corp.	21,334	1,495,727
		20,574,477
Internet & Catalog Retail 0.4%
eBay, Inc.*	356,132	11,755,917
Leisure Equipment & Products 0.2%
Brunswick Corp.	27,830	1,205,596
Eastman Kodak Co.	84,331	2,264,287
Hasbro, Inc.	49,102	1,020,831
Mattel, Inc.	119,714	2,190,766
		6,681,480
Media 3.6%
Clear Channel Communications, Inc.	155,063	4,796,099
Comcast Corp. "A"*	650,927	19,983,459
Dow Jones & Co., Inc.	23,922	848,035
Gannett Co., Inc.	77,169	5,489,031
Interpublic Group of Companies, Inc.*	122,195	1,488,335
Knight-Ridder, Inc.	22,282	1,366,778
McGraw-Hill Companies, Inc.	108,874	4,817,675
Meredith Corp.	14,638	718,140
New York Times Co. "A"	42,073	1,310,574
News Corp. "A"	841,500	13,615,470
Omnicom Group, Inc.	54,068	4,317,870
Time Warner, Inc.*	1,365,812	22,822,719
Tribune Co.	87,797	3,088,698
Univision Communications, Inc. "A"*	85,897	2,366,462
Viacom, Inc. "B"	474,409	15,190,576
Walt Disney Co.	600,240	15,114,043
		117,333,964
Multiline Retail 1.3%
Big Lots, Inc.*	32,596	431,571
Dillard's, Inc. "A"	20,568	481,703
Dollar General Corp.	94,636	1,926,789
Family Dollar Stores, Inc.	48,972	1,278,169
Federated Department Stores, Inc.	49,810	3,650,077
J.C. Penney Co., Inc.	79,575	4,184,053
Kohl's Corp.*	95,138	5,319,166
May Department Stores Co.	84,319	3,386,251
Nordstrom, Inc.	37,466	2,546,564
Sears Holdings Corp.*	28,838	4,321,951
Target Corp.	263,491	14,336,545
		41,862,839
Specialty Retail 2.3%
AutoNation, Inc.*	73,700	1,512,324
AutoZone, Inc.*	19,908	1,840,694
Bed Bath & Beyond, Inc.*	89,066	3,721,177
Best Buy Co., Inc.	87,848	6,021,980
Circuit City Stores, Inc.	56,433	975,727
Home Depot, Inc.	646,099	25,133,251
Limited Brands, Inc.	117,411	2,514,944
Lowe's Companies, Inc.	224,487	13,069,633
Office Depot, Inc.*	90,259	2,061,516
OfficeMax, Inc.	30,378	904,353
RadioShack Corp.	45,795	1,061,070
Staples, Inc.	218,573	4,659,976
The Gap, Inc.	235,758	4,656,221
The Sherwin-Williams Co.	40,805	1,921,507
Tiffany & Co.	42,016	1,376,444
TJX Companies, Inc.	138,899	3,382,191
Toys "R" Us, Inc.*	63,561	1,683,095
		76,496,103
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	109,200	3,665,844
Jones Apparel Group, Inc.	35,260	1,094,470
Liz Claiborne, Inc.	31,406	1,248,703
NIKE, Inc. "B"	67,608	5,854,853
Reebok International Ltd.	16,771	701,531
VF Corp.	29,440	1,684,557
		14,249,958
Consumer Staples 9.9%
Beverages 2.2%
Anheuser-Busch Companies, Inc.	226,280	10,352,310
Brown-Forman Corp. "B"	30,878	1,866,884
Coca-Cola Co.	666,635	27,832,011
Coca-Cola Enterprises, Inc.	103,724	2,282,965
Molson Coors Brewing Co. "B"	22,202	1,376,524
Pepsi Bottling Group, Inc.	64,962	1,858,563
PepsiCo, Inc.	493,750	26,627,938
		72,197,195
Food & Staples Retailing 2.8%
Albertsons, Inc.	113,089	2,338,681
Costco Wholesale Corp.	138,933	6,226,977
CVS Corp.	229,118	6,660,460
Kroger Co.*	213,463	4,062,201
Safeway, Inc.*	129,307	2,921,045
SUPERVALU, Inc.	38,802	1,265,333
Sysco Corp.	183,190	6,629,646
Wal-Mart Stores, Inc.	996,854	48,048,363
Walgreen Co.	300,478	13,818,983
		91,971,689
Food Products 1.1%
Archer-Daniels-Midland Co.	181,853	3,888,017
Campbell Soup Co.	95,009	2,923,427
ConAgra Foods, Inc.	147,252	3,410,356
General Mills, Inc.	104,350	4,882,536
H.J. Heinz Co.	100,054	3,543,913
Hershey Co.	63,860	3,965,706
Kellogg Co.	113,334	5,036,563
McCormick & Co, Inc.	39,500	1,290,860
Sara Lee Corp.	224,739	4,452,080
William Wrigley Jr. Co.	57,082	3,929,525
		37,322,983
Household Products 1.8%
Clorox Co.	43,932	2,447,891
Colgate-Palmolive Co.	152,468	7,609,678
Kimberly-Clark Corp.	142,807	8,938,290
Procter & Gamble Co.	742,288	39,155,692
		58,151,551
Personal Products 0.6%
Alberto-Culver Co. "B"	26,487	1,147,682
Avon Products, Inc.	135,370	5,123,754
Gillette Co.	291,706	14,769,075
		21,040,511
Tobacco 1.4%
Altria Group, Inc.	608,652	39,355,438
Reynolds American, Inc.	34,245	2,698,506
UST, Inc.	49,351	2,253,367
		44,307,311
Energy 8.7%
Energy Equipment & Services 1.3%
Baker Hughes, Inc.	99,473	5,089,039
BJ Services Co.	46,614	2,446,303
Halliburton Co.	149,960	7,171,087
Nabors Industries Ltd.*	43,619	2,644,184
National-Oilwell Varco, Inc.*	57,100	2,714,534
Noble Corp.	39,124	2,406,517
Rowan Companies, Inc.	35,239	1,046,951
Schlumberger Ltd.	173,472	13,173,463
Transocean, Inc.*	92,100	4,970,637
		41,662,715
Oil, Gas & Consumable Fuels 7.4%
Amerada Hess Corp.	25,055	2,668,608
Anadarko Petroleum Corp.	70,834	5,819,013
Apache Corp.	93,474	6,038,420
Burlington Resources, Inc.	112,112	6,193,067
ChevronTexaco Corp.	619,166	34,623,763
ConocoPhillips	409,490	23,541,580
Devon Energy Corp.	146,804	7,440,027
El Paso Corp.	185,798	2,140,393
EOG Resources, Inc.	67,900	3,856,720
ExxonMobil Corp.	1,878,868	107,978,544
Kerr-McGee Corp.	38,067	2,904,893
Kinder Morgan, Inc.	32,259	2,683,949
Marathon Oil Corp.	102,131	5,450,731
Occidental Petroleum Corp.	116,831	8,987,809
Sunoco, Inc.	20,386	2,317,480
Unocal Corp.	82,030	5,336,052
Valero Energy Corp.	76,900	6,083,559
Williams Companies, Inc.	160,723	3,053,737
XTO Energy, Inc.	106,000	3,602,940
		240,721,285
Financials 20.0%
Banks 6.3%
AmSouth Bancorp.	102,599	2,667,574
Bank of America Corp.	1,192,712	54,399,594
BB&T Corp.	158,118	6,319,977
Comerica, Inc.	48,857	2,823,935
Compass Bancshares, Inc.	35,400	1,593,000
Fifth Third Bancorp	152,991	6,304,759
First Horizon National Corp.	35,691	1,506,160
Golden West Financial Corp.	83,856	5,398,649
Huntington Bancshares, Inc.	67,496	1,629,353
KeyCorp.	116,383	3,858,097
M&T Bank Corp.	33,500	3,522,860
Marshall & Ilsley Corp.	64,555	2,869,470
National City Corp.	186,723	6,370,989
North Fork Bancorp., Inc.	134,748	3,785,071
PNC Financial Services Group	80,961	4,409,136
Regions Financial Corp.	133,031	4,507,090
Sovereign Bancorp, Inc.	99,711	2,227,544
SunTrust Banks, Inc.	98,992	7,151,182
Synovus Financial Corp.	89,421	2,563,700
US Bancorp.	545,315	15,923,198
Wachovia Corp.	466,548	23,140,781
Washington Mutual, Inc.	265,461	10,801,608
Wells Fargo & Co.	499,078	30,733,223
Zions Bancorp.	25,656	1,886,486
		206,393,436
Capital Markets 2.7%
Bank of New York Co., Inc.	223,431	6,430,344
Bear Stearns Companies, Inc.	32,608	3,389,276
Charles Schwab Corp.	361,297	4,075,430
E*TRADE Financial Corp.*	107,400	1,502,526
Federated Investors, Inc. "B"	31,000	930,310
Franklin Resources, Inc.	58,171	4,478,004
Janus Capital Group, Inc.	68,279	1,026,916
Lehman Brothers Holdings, Inc.	78,922	7,835,376
Mellon Financial Corp.	122,401	3,511,685
Merrill Lynch & Co., Inc.	272,204	14,973,942
Morgan Stanley	327,364	17,176,789
Northern Trust Corp.	65,105	2,968,137
State Street Corp.	95,434	4,604,690
T. Rowe Price Group, Inc.	36,976	2,314,698
The Goldman Sachs Group, Inc.	131,769	13,443,073
		88,661,196
Consumer Finance 1.3%
American Express Co.	345,143	18,371,962
Capital One Financial Corp.	73,658	5,893,376
MBNA Corp.	376,405	9,846,755
Providian Financial Corp.*	84,889	1,496,593
SLM Corp.	126,165	6,409,182
		42,017,868
Diversified Financial Services 4.8%
CIT Group, Inc.	60,700	2,608,279
Citigroup, Inc.	1,537,560	71,081,399
Countrywide Financial Corp.	167,144	6,453,430
Fannie Mae	284,828	16,633,955
Freddie Mac	205,131	13,380,695
JPMorgan Chase & Co.	1,045,613	36,931,051
MGIC Investment Corp.	27,863	1,817,225
Moody's Corp.	85,400	3,839,584
Principal Financial Group, Inc.	88,719	3,717,326
		156,462,944
Insurance 4.3%
ACE Ltd.	82,028	3,678,956
AFLAC, Inc.	144,944	6,273,176
Allstate Corp.	206,070	12,312,683
Ambac Financial Group, Inc.	31,434	2,192,836
American International Group, Inc.	766,348	44,524,819
Aon Corp.	91,387	2,288,331
Chubb Corp.	55,679	4,766,679
Cincinnati Financial Corp.	51,034	2,018,905
Hartford Financial Services Group, Inc.	87,846	6,569,124
Jefferson-Pilot Corp.	39,388	1,985,943
Lincoln National Corp.	50,478	2,368,428
Loews Corp.	51,962	4,027,055
Marsh & McLennan Companies, Inc.	150,232	4,161,426
MBIA, Inc.	47,146	2,796,229
MetLife, Inc.	215,611	9,689,558
Progressive Corp.	57,347	5,666,457
Prudential Financial, Inc.	158,416	10,401,595
Safeco Corp.	36,289	1,971,944
The St. Paul Travelers Companies, Inc.	191,675	7,576,913
Torchmark Corp.	31,210	1,629,162
UnumProvident Corp.	85,694	1,569,914
XL Capital Ltd. "A"	39,932	2,971,739
		141,441,872
Real Estate 0.6%
Apartment Investment & Management Co. "A" (REIT)	35,200	1,440,384
Archstone-Smith Trust (REIT)	54,200	2,093,204
Equity Office Properties Trust (REIT)	127,311	4,213,994
Equity Residential (REIT)	81,660	3,006,721
Plum Creek Timber Co., Inc. (REIT)	52,524	1,906,621
ProLogis (REIT)	53,200	2,140,768
Simon Property Group, Inc. (REIT)	65,034	4,714,315
		19,516,007
Health Care 13.3%
Biotechnology 1.3%
Amgen, Inc.*	369,824	22,359,559
Applera Corp. — Applied Biosystems Group	56,435	1,110,076
Biogen Idec, Inc.*	105,471	3,633,476
Chiron Corp.*	43,127	1,504,701
Genzyme Corp.*	73,840	4,437,046
Gilead Sciences, Inc.*	128,160	5,637,758
MedImmune, Inc.*	71,237	1,903,453
		40,586,069
Health Care Equipment & Supplies 2.2%
Bausch & Lomb, Inc.	15,501	1,286,583
Baxter International, Inc.	176,498	6,548,076
Becton, Dickinson & Co.	72,492	3,803,655
Biomet, Inc.	81,275	2,815,366
Boston Scientific Corp.*	223,606	6,037,362
C.R. Bard, Inc.	30,194	2,008,203
Fisher Scientific International, Inc.*	33,900	2,200,110
Guidant Corp.	97,882	6,587,459
Hospira, Inc.*	45,222	1,763,658
Medtronic, Inc.	355,899	18,432,009
Millipore Corp.*	14,381	815,834
PerkinElmer, Inc.	37,263	704,271
St. Jude Medical, Inc.*	102,326	4,462,437
Stryker Corp.	111,048	5,281,443
Thermo Electron Corp.*	46,228	1,242,146
Waters Corp.*	34,905	1,297,419
Zimmer Holdings, Inc.*	75,408	5,743,827
		71,029,858
Health Care Providers & Services 2.7%
Aetna, Inc.	91,398	7,569,582
AmerisourceBergen Corp.	30,324	2,096,905
Cardinal Health, Inc.	125,268	7,212,931
Caremark Rx, Inc.*	132,800	5,912,256
CIGNA Corp.	38,425	4,112,628
Express Scripts, Inc.*	49,800	2,489,004
HCA, Inc.	120,585	6,833,552
Health Management Associates, Inc. "A"	70,333	1,841,318
Humana, Inc.*	46,051	1,830,067
IMS Health, Inc.	67,006	1,659,739
Laboratory Corp. of America Holdings*	40,000	1,996,000
Manor Care, Inc.	25,009	993,608
McKesson Corp.	84,915	3,803,343
Medco Health Solutions, Inc.*	78,688	4,198,792
Quest Diagnostics, Inc.	53,702	2,860,705
Tenet Healthcare Corp.*	134,848	1,650,539
UnitedHealth Group, Inc.	377,424	19,678,887
WellPoint, Inc.*	178,016	12,397,034
		89,136,890
Pharmaceuticals 7.1%
Abbott Laboratories	458,722	22,481,965
Allergan, Inc.	37,939	3,233,920
Bristol-Myers Squibb Co.	591,036	14,764,079
Eli Lilly & Co.	333,247	18,565,190
Forest Laboratories, Inc.*	103,381	4,016,352
Johnson & Johnson	875,001	56,875,065
King Pharmaceuticals, Inc.*	69,775	727,056
Merck & Co., Inc.	649,706	20,010,945
Mylan Laboratories, Inc.	77,700	1,494,948
Pfizer, Inc.	2,195,293	60,546,181
Schering-Plough Corp.	444,752	8,476,973
Watson Pharmaceuticals, Inc.*	31,507	931,347
Wyeth	395,309	17,591,251
		229,715,272
Industrials 10.9%
Aerospace & Defense 2.2%
Boeing Co.	244,920	16,164,720
General Dynamics Corp.	57,330	6,279,928
Goodrich Corp.	34,738	1,422,868
Honeywell International, Inc.	250,368	9,170,980
L-3 Communications Holdings, Inc.	33,300	2,550,114
Lockheed Martin Corp.	123,026	7,980,697
Northrop Grumman Corp.	104,950	5,798,487
Raytheon Co.	130,123	5,090,412
Rockwell Collins, Inc.	51,044	2,433,778
United Technologies Corp.	301,440	15,478,944
		72,370,928
Air Freight & Logistics 0.9%
FedEx Corp.	89,501	7,250,476
Ryder System, Inc.	19,090	698,694
United Parcel Service, Inc. "B"	329,270	22,772,313
		30,721,483
Airlines 0.1%
Delta Air Lines, Inc.*	40,218	151,220
Southwest Airlines Co.	214,991	2,994,824
		3,146,044
Building Products 0.2%
American Standard Companies, Inc.	53,052	2,223,940
Masco Corp.	131,805	4,186,127
		6,410,067
Commercial Services & Supplies 0.7%
Allied Waste Industries, Inc.*	82,246	652,211
Avery Dennison Corp.	31,931	1,691,066
Cendant Corp.	301,473	6,743,951
Cintas Corp.	43,566	1,681,648
Equifax, Inc.	39,009	1,393,011
Monster Worldwide, Inc.*	34,189	980,540
Pitney Bowes, Inc.	66,685	2,904,132
R.R. Donnelley & Sons Co.	63,621	2,195,561
Robert Half International, Inc.	46,975	1,172,966
Waste Management, Inc.	167,940	4,759,419
		24,174,505
Construction & Engineering 0.0%
Fluor Corp.	24,404	1,405,427
Electrical Equipment 0.4%
American Power Conversion Corp.	52,497	1,238,404
Cooper Industries Ltd. "A"	26,501	1,693,414
Emerson Electric Co.	125,970	7,889,501
Rockwell Automation, Inc.	55,256	2,691,520
		13,512,839
Industrial Conglomerates 4.5%
3M Co.	225,366	16,293,962
General Electric Co.	3,121,365	108,155,297
Textron, Inc.	39,627	3,005,708
Tyco International Ltd.	592,329	17,296,007
		144,750,974
Machinery 1.4%
Caterpillar, Inc.	102,234	9,743,923
Cummins, Inc.	12,523	934,341
Danaher Corp.	83,422	4,366,307
Deere & Co.	70,996	4,649,528
Dover Corp.	58,759	2,137,652
Eaton Corp.	43,854	2,626,855
Illinois Tool Works, Inc.	80,871	6,443,801
Ingersoll-Rand Co. "A"	49,327	3,519,481
ITT Industries, Inc.	26,646	2,601,449
Navistar International Corp.*	19,171	613,472
PACCAR, Inc.	49,685	3,378,580
Pall Corp.	35,810	1,087,192
Parker-Hannifin Corp.	34,368	2,131,160
		44,233,741
Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	118,886	5,597,153
CSX Corp.	62,026	2,646,029
Norfolk Southern Corp.	113,344	3,509,130
Union Pacific Corp.	75,765	4,909,572
		16,661,884
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	25,362	1,389,584
Information Technology 15.1%
Communications Equipment 2.6%
ADC Telecommunications, Inc.*	33,732	734,346
Andrew Corp.*	47,067	600,575
Avaya, Inc.*	131,655	1,095,370
CIENA Corp.*	145,489	304,072
Cisco Systems, Inc.*	1,901,964	36,346,532
Comverse Technologies, Inc.*	57,305	1,355,263
Corning, Inc.*	418,590	6,956,966
JDS Uniphase Corp.*	422,019	641,469
Lucent Technologies, Inc.*	1,268,895	3,692,484
Motorola, Inc.	724,196	13,223,819
QUALCOMM, Inc.	484,254	15,985,224
Scientific-Atlanta, Inc.	44,917	1,494,389
Tellabs, Inc.*	132,030	1,148,661
		83,579,170
Computers & Peripherals 3.6%
Apple Computer, Inc.*	241,678	8,896,167
Dell, Inc.*	723,547	28,587,342
EMC Corp.*	700,862	9,608,818
Gateway, Inc.*	109,125	360,113
Hewlett-Packard Co.	852,036	20,031,366
International Business Machines Corp.	480,420	35,647,164
Lexmark International, Inc. "A"*	37,357	2,421,854
NCR Corp.*	54,098	1,899,922
Network Appliance, Inc.*	107,709	3,044,933
QLogic Corp.*	31,800	981,666
Sun Microsystems, Inc.*	1,002,465	3,739,195
		115,218,540
Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*	128,241	2,952,108
Jabil Circuit, Inc.*	58,875	1,809,229
Molex, Inc.	49,486	1,288,615
Sanmina-SCI Corp.*	183,538	1,003,953
Solectron Corp.*	281,527	1,066,987
Symbol Technologies, Inc.	70,019	691,087
Tektronix, Inc.	26,810	623,869
		9,435,848
Internet Software & Services 0.4%
Yahoo!, Inc.*	383,622	13,292,502
IT Consulting & Services 1.1%
Affiliated Computer Services, Inc. "A"*	37,100	1,895,810
Automatic Data Processing, Inc.	166,737	6,997,952
Computer Sciences Corp.*	54,632	2,387,418
Convergys Corp.*	40,940	582,167
Electronic Data Systems Corp.	148,419	2,857,066
First Data Corp.	238,288	9,564,880
Fiserv, Inc.*	60,450	2,596,328
Paychex, Inc.	109,267	3,555,548
Sabre Holdings Corp.	39,146	780,963
SunGard Data Systems, Inc.*	91,608	3,221,853
Unisys Corp.*	97,084	614,542
		35,054,527
Office Electronics 0.1%
Xerox Corp.*	273,056	3,765,442
Semiconductors & Semiconductor Equipment 3.2%
Advanced Micro Devices, Inc.*	111,497	1,933,358
Altera Corp.*	109,543	2,171,142
Analog Devices, Inc.	107,568	4,013,362
Applied Materials, Inc.	491,535	7,953,036
Applied Micro Circuits Corp.*	91,883	235,221
Broadcom Corp. "A"*	85,580	3,038,946
Freescale Semiconductor, Inc. "B"*	112,643	2,385,779
Intel Corp.	1,832,282	47,749,269
KLA-Tencor Corp.	59,785	2,612,605
Linear Technology Corp.	90,306	3,313,327
LSI Logic Corp.*	112,455	954,743
Maxim Integrated Products, Inc.	93,143	3,558,994
Micron Technology, Inc.*	176,149	1,798,481
National Semiconductor Corp.	103,466	2,279,356
Novellus Systems, Inc.*	49,482	1,222,700
NVIDIA Corp.*	49,199	1,314,597
PMC-Sierra, Inc.*	70,302	655,918
Teradyne, Inc.*	56,958	681,787
Texas Instruments, Inc.	502,848	14,114,943
Xilinx, Inc.	102,513	2,614,082
		104,601,646
Software 3.8%
Adobe Systems, Inc.	140,504	4,021,224
Autodesk, Inc.	70,048	2,407,550
BMC Software, Inc.*	64,069	1,150,039
Citrix Systems, Inc.*	48,914	1,059,477
Computer Associates International, Inc.	156,615	4,303,780
Compuware Corp.*	112,821	811,183
Electronic Arts, Inc.*	90,606	5,129,206
Intuit, Inc.*	54,133	2,441,940
Mercury Interactive Corp.*	24,379	935,178
Microsoft Corp.	2,977,385	73,958,243
Novell, Inc.*	133,382	826,968
Oracle Corp.*	1,322,129	17,452,103
Parametric Technology Corp.*	72,003	459,379
Siebel Systems, Inc.*	151,433	1,347,754
Symantec Corp.*	203,140	4,416,264
VERITAS Software Corp.*	121,568	2,966,259
		123,686,547
Materials 2.9%
Chemicals 1.6%
Air Products & Chemicals, Inc.	65,090	3,924,927
Ashland, Inc.*	19,304	1,387,378
Dow Chemical Co.	278,791	12,414,563
E.I. du Pont de Nemours & Co.	293,352	12,617,070
Eastman Chemical Co.	26,086	1,438,643
Ecolab, Inc.	72,942	2,360,403
Engelhard Corp.	35,361	1,009,557
Great Lakes Chemical Corp.	14,771	464,843
Hercules, Inc.*	32,330	457,470
International Flavors & Fragrances, Inc.	27,416	993,008
Monsanto Co.	75,692	4,758,756
PPG Industries, Inc.	49,162	3,085,407
Praxair, Inc.	92,928	4,330,445
Rohm & Haas Co.	61,189	2,835,498
Sigma-Aldrich Corp.	19,934	1,117,101
		53,195,069
Construction Materials 0.1%
Vulcan Materials Co.	29,331	1,906,222
Containers & Packaging 0.2%
Ball Corp.	32,524	1,169,563
Bemis Co., Inc.	30,930	820,882
Pactiv Corp.*	43,249	933,313
Sealed Air Corp.*	24,136	1,201,732
Temple-Inland, Inc.	32,262	1,198,533
		5,324,023
Metals & Mining 0.6%
Alcoa, Inc.	256,451	6,701,065
Allegheny Technologies, Inc.	27,879	615,011
Freeport-McMoRan Copper & Gold, Inc. "B"*	53,090	1,987,689
Newmont Mining Corp.	130,400	5,089,512
Nucor Corp.	47,018	2,144,961
Phelps Dodge Corp.	27,537	2,547,172
United States Steel Corp.	34,992	1,202,675
		20,288,085
Paper & Forest Products 0.4%
Georgia-Pacific Corp.	74,532	2,370,118
International Paper Co.	144,662	4,370,239
Louisiana-Pacific Corp.	31,791	781,423
MeadWestvaco Corp.	57,844	1,621,946
Weyerhaeuser Co.	71,364	4,542,318
		13,686,044
Telecommunication Services 3.2%
Diversified Telecommunication Services 2.9%
ALLTEL Corp.	96,236	5,993,578
AT&T Corp.	229,748	4,374,402
BellSouth Corp.	552,307	14,674,797
CenturyTel, Inc.	38,855	1,345,549
Citizens Communications Co.	96,905	1,302,403
Qwest Communications International, Inc.*	523,081	1,940,630
SBC Communications, Inc.	972,048	23,086,140
Sprint Corp.	442,517	11,102,751
Verizon Communications, Inc.	815,052	28,160,047
		91,980,297
Wireless Telecommunication Services 0.3%
Nextel Communications, Inc. "A"*	334,125	10,795,579
Utilities 3.5%
Electric Utilities 2.2%
Allegheny Energy, Inc.*	40,118	1,011,776
Ameren Corp.	56,319	3,114,441
American Electric Power Co., Inc.	113,315	4,177,924
CenterPoint Energy, Inc.	89,568	1,183,193
Cinergy Corp.	52,336	2,345,700
Consolidated Edison, Inc.	69,916	3,274,865
DTE Energy Co.	50,203	2,347,994
Edison International	105,790	4,289,785
Entergy Corp.	62,709	4,737,665
Exelon Corp.	195,638	10,042,099
FirstEnergy Corp.	94,395	4,541,344
FPL Group, Inc.	118,694	4,992,270
PG&E Corp.	115,147	4,322,618
Pinnacle West Capital Corp.	26,596	1,182,192
PPL Corp.	54,024	3,207,945
Progress Energy, Inc.	80,950	3,662,178
Southern Co.	211,788	7,342,690
TECO Energy, Inc.	74,488	1,408,568
Xcel Energy, Inc.	130,337	2,544,178
		69,729,425
Gas Utilities 0.1%
KeySpan Corp.	46,375	1,887,463
Nicor, Inc.	12,737	524,382
NiSource, Inc.	78,066	1,930,572
Peoples Energy Corp.	10,857	471,845
		4,814,262
Independent Power Producers & Energy Traders 0.7%
AES Corp.*	187,450	3,070,431
Calpine Corp.*	139,793	475,296
Constellation Energy Group	50,787	2,929,902
Duke Energy Corp.	285,532	8,488,866
Dynegy, Inc. "A"*	112,061	544,617
TXU Corp.	74,525	6,192,282
		21,701,394
Multi-Utilities 0.5%
CMS Energy Corp.*	68,349	1,029,336
Dominion Resources, Inc.	100,918	7,406,372
Public Service Enterprise Group, Inc.	68,073	4,140,200
Sempra Energy	67,390	2,783,881
		15,359,789
Total Common Stocks (Cost $2,845,175,168)		3,217,957,873
	Principal Amount ($)	Value ($)

US Government Backed 0.1%
US Treasury Bill 2.869%**, 7/14/2005 (c) (Cost $2,587,376)	2,590,000	2,587,376
	Shares	Value ($)

Cash Equivalents 1.0%
Scudder Cash Management QP Trust, 3.14% (b) (Cost $32,278,350)	32,278,350	32,278,350
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,880,040,894) (a)	99.9	3,252,823,599
Other Assets and Liabilities, Net	0.1	3,617,946
Net Assets	100.0	3,256,441,545

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) The cost for federal income tax purposes was $3,075,979,610. At June 30, 2005, net unrealized appreciation for all securities based on tax cost was $176,843,989. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $651,666,967 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $474,822,978.

(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) At June 30, 2005, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

REIT: Real Estate Investment Trust

At June 30, 2005, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
S&P 500 Index	9/15/2005	109	32,850,818	32,577,375	(273,443)

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2005 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $2,847,762,544)	$ 3,220,545,249
Investment in Scudder Cash Management QP Trust (cost $32,278,350)	32,278,350
Total investments in securities, at value (cost $2,880,040,894)	3,252,823,599
Cash	10,000
Dividends receivable	3,870,717
Interest receivable	87,400
Other assets	28,918
Total assets	3,256,820,634
Liabilities
Payable for daily variation margin on open futures contracts	244,128
Accrued investment advisory fee	127,723
Other accrued expenses and payables	7,238
Total liabilities	379,089
Net assets	$ 3,256,441,545

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2005 (Unaudited)
Investment Income
Income: Dividends	$ 28,972,850
Interest — Scudder Cash Management Fund Institutional	178,182
Interest — Scudder Cash Management QP Trust	113,412
Interest	51,781
Total income	29,316,225
Expenses: Management fee	780,898
Auditing	26,779
Legal	18,641
Trustees' fees and expenses	33,682
Other	49,963
Total expenses, before expense reductions	909,963
Expense reductions	(115,170)
Total expenses, after expense reductions	794,793
Net investment income (loss)	28,521,432
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(17,820,541)
Futures	(129,930)
Foreign currency related transaction	104
(17,950,367)
Net unrealized appreciation (depreciation) during the period on: Investments	(35,443,624)
Futures	(733,426)
(36,177,050)
Net gain (loss) on investment transactions	(54,127,417)
Net increase (decrease) in net assets resulting from operations	$ (25,605,985)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Operations: Net investment income (loss)	$ 28,521,432	$ 63,587,068
Net realized gain (loss) on investment transactions	(17,950,367)	(83,241,029)
Net unrealized appreciation (depreciation) during the period on investment transactions	(36,177,050)	340,994,480
Net increase (decrease) in net assets resulting from operations	(25,605,985)	321,340,519
Capital transactions in shares of beneficial interest: Proceeds from capital invested	428,513,842	725,100,249
Value of capital withdrawn	(418,216,282)	(1,034,387,968)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	10,297,560	(309,287,719)
Increase (decrease) in net assets	(15,308,425)	12,052,800
Net assets at beginning of period	3,271,749,970	3,259,697,170
Net assets at end of period	$ 3,256,441,545	$ 3,271,749,970

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2005[a]	2004	2003	2002	2001	2000
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,256	3,272	3,260	2,348	2,961	7,089
Ratio of expenses before expense reductions (%)	.06*	.06	.05	.05	.05	.06
Ratio of expenses after expense reductions (%)	.05*	.05	.05	.05	.05	.06[b]
Ratio of net investment income (loss) (%)	1.79*	1.97	1.74	1.56	1.29	1.18
Portfolio turnover rate (%)	7*	7	8[c]	19	9[c]	28
Total investment return (%)[d,e]	(.80)**	10.79	28.50	(22.02)	—	—

[a] For the six months ended June 30, 2005 (Unaudited).

[b] Effective March 15, 2000, the Advisor and Administrator contractually agreed to limit the annual operating expenses of the portfolio to 0.05% of the portfolio's average daily net assets.

[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

[d] Total investment return would have been lower had certain expenses not been reduced.

[e] Total investment return for the Portfolio was derived from the performance of the Institutional Class of Scudder Equity 500 Index Fund.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

The Scudder Equity 500 Index Portfolio (the "Portfolio") (formerly Equity 500 Index Portfolio) is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Purchases and Sales of Securities

During the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) aggregated $132,997,118 and $112,591,329, respectively.

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Portfolio, both are wholly owned subsidiaries of Deutsche Bank AG. For its services as Administrator, ICCC does not receive a fee from the Portfolio.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. Northern Trust Investments, N.A. ("NTI") serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day to day management of the Portfolio. The Advisor waives a portion of its advisory fees equivalent to the advisory fees charged on assets invested in the affiliated money market fund, Cash Management Fund Institutional.

In addition, for the six months ended June 30, 2005, the Advisor maintained the annualized expenses of the Portfolio at not more than 0.05% of the Portfolio's average daily net assets. The amount of the waiver and whether the Advisor waives its fees may vary at any time without notice to shareholders.

Accordingly, for the six months ended June 30, 2005, the Advisor waived a portion of its advisory fee pursuant to the Investment Advisory Agreement aggregating $102,047 and the amount charged aggregated $678,851, which was equivalent to an annualized effective rate of 0.04% of the Portfolio's average net assets.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Manager or Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Manager or Advisor a management fee for the affiliated funds' investments in the QP Trust.

Other. The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc.

D. Line of Credit

The Portfolio and several other affiliated funds (the ``Participants'') share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Expense Reductions

For the six months ended June 30, 2005, the Advisor had agreed to reimburse the Fund $13,123, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

F. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Account Management Resources

For shareholders of Classes A, B and C

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C
Nasdaq Symbol	SXPAX	SXPBX	SXPCX
CUSIP Number	460965 528	460965 510	460965 494
Fund Number	1001	1201	1301
	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAILTM (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative.	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web sites — aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	ASPIX	SCPIX
Fund Number	201	301
Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

For AARP shareholders only: Certain investors in the AARP Investment Program are advised that limited nonpublic personal information is shared with AARP and its subsidiary AARP Services Inc. (ASI). This includes an investor's status as a current or former Program participant, name, address, and type of account maintained (i.e. IRA or non-IRA). This information must be shared so that ASI can provide quality control services, such as monitoring satisfaction with the Program. However, AARP and ASI may also use this information for other purposes such as member research, and may share this information with other AARP providers to inform members of AARP benefits and services. Shareholders residing in states with certain state specific privacy restrictions are excluded from this information sharing. All other shareholders may instruct us in writing not to share information regarding themselves or joint account holders with AARP or ASI for any purposes unrelated to the AARP Investment Program. With respect to accounts that are jointly held, an opt-out request received from any of the joint account holders will be applied to the entire account.

Questions on this policy may be sent to:

For Class AARP:
AARP Investment Program, Attention: Correspondence,
P.O. Box 219735, Kansas City, MO 64121-9735

For Class S:
Scudder Investments, Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

For all other classes:
Scudder Investments, Attention: Correspondence — Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

September 2004

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Equity 500 Index Portfolio

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Equity 500 Index Portfolio

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 26, 2005

By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 26, 2005